UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Tax Managed Stock
Fund

Annual Report

October 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Returns after taxes are calculated using the historical maximum federal individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans. Returns after taxes on distribution and sale of fund shares may exceed before-tax returns due to a tax benefit upon realization of tax losses. The $10,000 table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity Tax Managed Stock Fund
Return Before Taxes A	2.92%	0.37%	-1.47%
Return After Taxes on Distributions A*	2.77%	0.29%	-1.55%
Return After Taxes on Distributions and Sale of Fund Shares A*	2.05%	0.32%	-1.26%

A 1.00% redemption fee included in the past one year total return figures. Beginning February 2, 2009, the redemption fee will no longer be imposed.

* As of the print date of this report, the maximum marginal ordinary income tax rate (for 2009) was 35%.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Tax Managed Stock Fund on October 31, 1999. The chart shows how the value of your investment would have changed, without accounting for the effect of taxes, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite being caught in a downdraft early on, brought about primarily by the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and dismal corporate earnings reports, U.S. equities bounced back sharply during the second half of the 12-month period ending October 31, 2009. The first months of the period saw numerous business failures as well as unprecedented government stimulus and continued historically low interest rates. In March, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors rotated toward riskier assets, reversing the flight to quality seen earlier in the period. During the year, major domestic equity indexes reached devastating lows only to rally strongly and deliver positive returns by October 31. The Standard & Poor's 500SM Index - a gauge of the broad U.S. equity market - gained a solid 9.80%, while the blue-chip Dow Jones Industrial AverageSM increased 7.71% and the technology-laden Nasdaq Composite® Index rose 20.07%. Small-cap stocks turned in slightly more modest results, with the Russell 2000® Index advancing 6.46%. International equities also were direct beneficiaries as investors' appetite for risk returned. The MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of foreign developed markets - surged 27.88%, bolstered in part by a weaker dollar.

Comments from Keith Quinton, Portfolio Manager of Fidelity® Tax Managed Stock Fund: The fund's Retail Class shares gained 2.92% during the year, trailing the S&P 500®. Stock selection in the energy, consumer staples, financials and information technology sectors hurt returns the most. An overweighting in bank JPMorgan Chase was costly. Although the stock performed better than many of its peers, it lagged the overall market. Insurance-focused conglomerate Berkshire Hathaway, an out-of-index stock, was hurt by the economic head winds despite being well-managed. Credit-card company Capital One did poorly as a result of rising credit-card delinquencies and frozen credit markets, but the fund was hurt more by not owning the stock as its price recovered after March. Biotechnology firm Amgen performed poorly, partly due to concerns about the potential negative impact of health care reform on profitability. Investment bank Goldman Sachs also hurt returns. Conversely, the fund gained from an underweighting and timely ownership of Bank of America, whose stock suffered during the period. An underweighting in hybrid industrial/financial firm General Electric helped, as both of its prime operational areas faced weakness. The fund did well to avoid shares of Citigroup, the financial giant that fell dramatically during the period. Additionally, our stake in brewer Anheuser-Busch InBev helped. I sold a number of holdings by period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Class A	1.25%
Actual		$ 1,000.00	$ 1,159.60	$ 6.80
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.50%
Actual		$ 1,000.00	$ 1,157.30	$ 8.16
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	2.00%
Actual		$ 1,000.00	$ 1,155.00	$ 10.86
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	2.00%
Actual		$ 1,000.00	$ 1,155.00	$ 10.86
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 10.16
Tax Managed Stock	.88%
Actual		$ 1,000.00	$ 1,160.60	$ 4.79
Hypothetical A		$ 1,000.00	$ 1,020.77	$ 4.48
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,159.40	$ 5.44
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.8	1.2
Hewlett-Packard Co.	4.5	4.1
Marathon Oil Corp.	3.4	2.9
Goldman Sachs Group, Inc.	3.4	0.0
Sybase, Inc.	3.3	2.2
BlackRock, Inc. Class A	3.2	0.0
Tyco International Ltd.	3.1	0.8
Chevron Corp.	2.6	0.9
Noble Corp.	2.4	0.8
Anheuser-Busch InBev SA NV	2.2	0.0
	32.9
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	17.2
Financials	15.5	11.7
Energy	13.1	13.0
Health Care	11.1	12.6
Industrials	10.3	10.5
Asset Allocation (% of fund's net assets)
As of October 31, 2009 *		As of April 30, 2009 **
	Stocks and Equity Futures 99.4%		Stocks and Equity Futures 99.1%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	14.9%	** Foreign investments	7.2%

Annual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.5%
TRW Automotive Holdings Corp. (a)	28,300	$ 442,895
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	20,000	341,000
Household Durables - 0.7%
La-Z-Boy, Inc. (c)	50,000	355,000
Whirlpool Corp.	4,700	336,473
		691,473
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	8,300	986,123
Media - 1.6%
Time Warner, Inc.	17,500	527,100
Viacom, Inc. Class B (non-vtg.) (a)	27,100	747,689
Virgin Media, Inc.	20,000	279,400
		1,554,189
Specialty Retail - 3.0%
Aeropostale, Inc. (a)	10,000	375,300
Best Buy Co., Inc.	13,700	523,066
Genesco, Inc. (a)	21,300	555,291
Jos. A. Bank Clothiers, Inc. (a)	12,000	491,760
TJX Companies, Inc.	26,100	974,835
		2,920,252
Textiles, Apparel & Luxury Goods - 3.2%
Coach, Inc.	8,000	263,760
G-III Apparel Group Ltd. (a)	30,600	489,906
Hanesbrands, Inc. (a)	29,000	626,980
Phillips-Van Heusen Corp.	17,700	710,655
Polo Ralph Lauren Corp. Class A	13,400	997,228
		3,088,529
TOTAL CONSUMER DISCRETIONARY		10,024,461
CONSUMER STAPLES - 9.8%
Beverages - 6.1%
Anheuser-Busch InBev SA NV	45,000	2,119,363
Coca-Cola Enterprises, Inc.	61,400	1,170,898
Constellation Brands, Inc. Class A (sub. vtg.) (a)	102,400	1,619,968
Dr Pepper Snapple Group, Inc. (a)	37,600	1,024,976
		5,935,205
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.6%
Bunge Ltd.	18,500	$ 1,055,610
Fresh Del Monte Produce, Inc. (a)	23,600	512,356
Tyson Foods, Inc. Class A	76,600	959,032
		2,526,998
Household Products - 0.5%
Kimberly-Clark Corp.	8,700	532,092
Personal Products - 0.6%
Nu Skin Enterprises, Inc. Class A	25,000	569,000
TOTAL CONSUMER STAPLES		9,563,295
ENERGY - 13.1%
Energy Equipment & Services - 3.1%
National Oilwell Varco, Inc. (a)	16,300	668,137
Noble Corp.	58,400	2,379,216
		3,047,353
Oil, Gas & Consumable Fuels - 10.0%
Berry Petroleum Co. Class A	11,000	278,960
Chesapeake Energy Corp.	40,000	980,000
Chevron Corp.	33,000	2,525,820
Holly Corp.	24,700	716,547
Marathon Oil Corp.	105,000	3,356,850
Massey Energy Co.	9,000	261,810
Southern Union Co.	60,000	1,174,200
Tesoro Corp. (c)	34,500	487,830
		9,782,017
TOTAL ENERGY		12,829,370
FINANCIALS - 15.5%
Capital Markets - 8.5%
BlackRock, Inc. Class A	14,500	3,139,105
Goldman Sachs Group, Inc.	19,300	3,284,281
Jefferies Group, Inc. (a)	9,700	253,170
Morgan Stanley	50,500	1,622,060
		8,298,616
Consumer Finance - 0.6%
American Express Co.	14,700	512,148
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 5.9%
Bank of America Corp.	75,000	$ 1,093,500
JPMorgan Chase & Co.	112,200	4,686,593
		5,780,093
Insurance - 0.5%
XL Capital Ltd. Class A	30,000	492,300
TOTAL FINANCIALS		15,083,157
HEALTH CARE - 11.1%
Health Care Equipment & Supplies - 1.7%
Beckman Coulter, Inc.	7,300	469,609
Hospira, Inc. (a)	27,000	1,205,280
		1,674,889
Health Care Providers & Services - 3.7%
CIGNA Corp.	10,000	278,400
Community Health Systems, Inc. (a)	20,000	625,600
Health Management Associates, Inc. Class A (a)	101,100	616,710
Humana, Inc. (a)	18,300	687,714
McKesson Corp.	18,200	1,068,886
Tenet Healthcare Corp. (a)	61,400	314,368
		3,591,678
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc. (a)	22,300	1,003,500
Pharmaceuticals - 4.7%
Abbott Laboratories	20,600	1,041,742
Endo Pharmaceuticals Holdings, Inc. (a)	15,900	356,160
King Pharmaceuticals, Inc. (a)	156,700	1,587,371
Mylan, Inc. (a)(c)	35,400	574,896
Sanofi-Aventis	14,014	1,027,187
		4,587,356
TOTAL HEALTH CARE		10,857,423
INDUSTRIALS - 10.3%
Airlines - 0.4%
Hawaiian Holdings, Inc. (a)	60,000	425,400
Building Products - 0.3%
Owens Corning (a)	12,100	267,531
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Thomas & Betts Corp. (a)	12,000	$ 410,520
Industrial Conglomerates - 4.5%
Siemens AG sponsored ADR	15,000	1,350,300
Tyco International Ltd.	89,825	3,013,629
		4,363,929
Machinery - 3.6%
Ingersoll-Rand Co. Ltd.	34,400	1,086,696
Navistar International Corp. (a)	24,000	795,360
Oshkosh Co.	45,000	1,406,700
SPX Corp.	5,000	263,900
		3,552,656
Road & Rail - 1.1%
CSX Corp.	24,100	1,016,538
TOTAL INDUSTRIALS		10,036,574
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.9%
3Com Corp. (a)	189,000	971,460
CommScope, Inc. (a)	15,300	413,406
Plantronics, Inc.	10,000	241,100
Starent Networks Corp. (a)	7,300	246,302
		1,872,268
Computers & Peripherals - 7.8%
Hewlett-Packard Co.	92,400	4,385,304
Seagate Technology	85,000	1,185,750
Western Digital Corp. (a)	60,000	2,020,800
		7,591,854
Electronic Equipment & Components - 1.6%
Jabil Circuit, Inc.	35,000	468,300
SYNNEX Corp. (a)	9,000	231,570
Tyco Electronics Ltd.	43,000	913,750
		1,613,620
IT Services - 1.8%
Fidelity National Information Services, Inc.	79,500	1,729,920
Office Electronics - 0.5%
Xerox Corp.	69,400	521,888
Semiconductors & Semiconductor Equipment - 0.9%
Micron Technology, Inc. (a)	127,900	868,441
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.8%
Sybase, Inc. (a)	82,292	$ 3,255,472
Synopsys, Inc. (a)	20,000	440,000
		3,695,472
TOTAL INFORMATION TECHNOLOGY		17,893,463
MATERIALS - 3.0%
Chemicals - 1.0%
Ashland, Inc.	6,500	224,510
Terra Industries, Inc.	24,000	762,480
		986,990
Containers & Packaging - 2.0%
Owens-Illinois, Inc. (a)	20,000	637,600
Rock-Tenn Co. Class A	25,000	1,095,000
Temple-Inland, Inc.	14,700	227,115
		1,959,715
TOTAL MATERIALS		2,946,705
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc. (c)	291,700	1,047,203
Wireless Telecommunication Services - 2.0%
NII Holdings, Inc. (a)	8,600	231,598
Sprint Nextel Corp. (a)	270,000	799,200
Syniverse Holdings, Inc. (a)	55,800	955,854
		1,986,652
TOTAL TELECOMMUNICATION SERVICES		3,033,855
UTILITIES - 2.3%
Gas Utilities - 0.3%
Energen Corp.	6,000	263,280
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 2.0%
Constellation Energy Group, Inc.	35,000	$ 1,082,200
NRG Energy, Inc. (a)	40,000	919,600
		2,001,800
TOTAL UTILITIES		2,265,080
TOTAL COMMON STOCKS (Cost $86,692,693)		94,533,383
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.06% 11/5/09 to 1/28/10 (d) (Cost $244,989)	$ 245,000	244,993
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.20% (e)	2,153,972	2,153,972
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	2,365,600	2,365,600
TOTAL MONEY MARKET FUNDS (Cost $4,519,572)		4,519,572
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $91,457,254)		99,297,948
NET OTHER ASSETS - (1.6)%		(1,594,391)
NET ASSETS - 100%		$ 97,703,557
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
50 CME E-mini S&P 500 Index Contracts	Dec. 2009	$ 2,582,500	$ (61,572)

The face value of futures purchased as a percentage of net assets - 2.6%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $244,993.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,705
Fidelity Securities Lending Cash Central Fund	13,548
Total	$ 38,253
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,024,461	$ 10,024,461	$ -	$ -
Consumer Staples	9,563,295	9,563,295	-	-
Energy	12,829,370	12,829,370	-	-
Financials	15,083,157	15,083,157	-	-
Health Care	10,857,423	9,830,236	1,027,187	-
Industrials	10,036,574	10,036,574	-	-
Information Technology	17,893,463	17,893,463	-	-
Materials	2,946,705	2,946,705	-	-
Telecommunication Services	3,033,855	3,033,855	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities continued:
Utilities	2,265,080	$ 2,265,080	$ -	$ -
U.S. Government and Government Agency Obligations	244,993	-	244,993	-
Money Market Funds	4,519,572	4,519,572	-	-
Total Investments in Securities:	$ 99,297,948	$ 98,025,768	$ 1,272,180	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (61,572)	$ (61,572)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of October 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (61,572)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.1%
Switzerland	6.4%
Belgium	2.2%
Cayman Islands	1.7%
Germany	1.4%
Ireland	1.1%
Bermuda	1.1%
France	1.0%
100.0%
Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $79,017,954 of which $11,838,730, $455,888, $1,557,306, $35,475,627 and $29,690,403 will expire on October 31, 2010, 2011, 2015, 2016 and 2017, respectively.

A capital loss carryforward of approximately $7,163,773 was acquired from the Fidelity Advisor Tax Managed Stock Fund, of which $1,557,306 and $5,606,467 will expire on October 31, 2015 and 2016, respectively. Capital loss carryforwards are only available to offset future capital gains of the fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2009

Assets
Investment in securities, at value (including securities loaned of $2,220,452) - See accompanying schedule: Unaffiliated issuers (cost $86,937,682)	$ 94,778,376
Fidelity Central Funds (cost $4,519,572)	4,519,572
Total Investments (cost $91,457,254)		$ 99,297,948
Receivable for investments sold		2,578,080
Receivable for fund shares sold		107,871
Dividends receivable		27,926
Interest receivable		1
Distributions receivable from Fidelity Central Funds		569
Prepaid expenses		630
Other receivables		11,204
Total assets		102,024,229

Liabilities
Payable to custodian bank	$ 22
Payable for investments purchased	1,607,404
Payable for fund shares redeemed	154,257
Accrued management fee	51,388
Distribution fees payable	10,099
Payable for daily variation on futures contracts	71,502
Other affiliated payables	18,287
Other payables and accrued expenses	42,113
Collateral on securities loaned, at value	2,365,600
Total liabilities		4,320,672

Net Assets		$ 97,703,557
Net Assets consist of:
Paid in capital		$ 168,347,902
Undistributed net investment income		629,324
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(79,052,790)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,779,121
Net Assets		$ 97,703,557

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,217,524 ÷ 912,839 shares)	$ 10.10

Maximum offering price per share (100/94.25 of $10.10)	$ 10.72
Class T: Net Asset Value and redemption price per share ($4,639,442 ÷ 460,062 shares)	$ 10.08

Maximum offering price per share (100/96.50 of $10.08)	$ 10.45
Class B: Net Asset Value and offering price per share ($1,716,672 ÷ 170,679 shares)A	$ 10.06

Class C: Net Asset Value and offering price per share ($5,156,091 ÷ 512,641 shares)A	$ 10.06

Tax Managed Stock: Net Asset Value, offering price and redemption price per share ($76,111,759 ÷ 7,520,386 shares)	$ 10.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($862,069 ÷ 85,260 shares)	$ 10.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2009

Investment Income
Dividends		$ 2,066,485
Interest		2,239
Income from Fidelity Central Funds		38,253
Total income		2,106,977

Expenses
Management fee	$ 601,545
Transfer agent fees	235,523
Distribution fees	60,396
Accounting and security lending fees	42,320
Custodian fees and expenses	24,502
Independent trustees' compensation	828
Registration fees	98,078
Audit	43,275
Legal	14,339
Miscellaneous	2,752
Total expenses before reductions	1,123,558
Expense reductions	(87,243)	1,036,315
Net investment income (loss)		1,070,662
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(29,539,255)
Foreign currency transactions	21,711
Futures contracts	146,242
Total net realized gain (loss)		(29,371,302)
Change in net unrealized appreciation (depreciation) on: Investment securities	28,384,923
Futures contracts	589,782
Total change in net unrealized appreciation (depreciation)		28,974,705
Net gain (loss)		(396,597)
Net increase (decrease) in net assets resulting from operations		$ 674,065

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,070,662	$ 826,250
Net realized gain (loss)	(29,371,302)	(30,024,518)
Change in net unrealized appreciation (depreciation)	28,974,705	(43,437,379)
Net increase (decrease) in net assets resulting from operations	674,065	(72,635,647)
Distributions to shareholders from net investment income	(1,093,395)	(449,414)
Share transactions - net increase (decrease)	(30,089,548)	102,676,330
Redemption fees	74,493	153,457
Total increase (decrease) in net assets	(30,434,385)	29,744,726

Net Assets
Beginning of period	128,137,942	98,393,216
End of period (including undistributed net investment income of $629,324 and undistributed net investment income of $583,535, respectively)	$ 97,703,557	$ 128,137,942

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended October 31,

2009 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	1.54 H
Total from investment operations	1.56
Net asset value, end of period	$ 10.10
Total Return B, C, D	18.27%
Ratios to Average Net Assets F, J
Expenses before reductions	1.29% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.23% A
Net investment income (loss)	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,218
Portfolio turnover rate G	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended October 31,

2009 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.00 L
Net realized and unrealized gain (loss)	1.54 H
Total from investment operations	1.54
Net asset value, end of period	$ 10.08
Total Return B, C, D	18.03%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.58% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.48% A
Net investment income (loss)	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,639
Portfolio turnover rate G	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended October 31,

2009 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	1.54 H
Total from investment operations	1.52
Net asset value, end of period	$ 10.06
Total ReturnB, C, D	17.80%
Ratios to Average Net AssetsF, J
Expenses before reductions	2.05% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	1.98% A
Net investment income (loss)	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,717
Portfolio turnover rate G	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended October 31,

2009 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	1.54 H
Total from investment operations	1.52
Net asset value, end of period	$ 10.06
Total ReturnB, C, D	17.80%
Ratios to Average Net AssetsF, J
Expenses before reductions	2.02% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	1.98% A
Net investment income (loss)	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,156
Portfolio turnover rate G	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Tax Managed Stock

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 16.66	$ 13.77	$ 12.14	$ 10.19
Income from Investment Operations
Net investment income (loss) B	.10	.09	.09	.05	.04
Net realized and unrealized gain (loss)	.17 E	(6.76)	2.85	1.63	1.94
Total from investment operations	.27	(6.67)	2.94	1.68	1.98
Distributions from net investment income	(.09)	(.08)	(.06)	(.05)	(.03)
Redemption fees added to paid in capital B	.01	.02	.01	- H	- H
Net asset value, end of period	$ 10.12	$ 9.93	$ 16.66	$ 13.77	$ 12.14
Total Return A	2.92%	(40.12)%	21.51%	13.87%	19.46%
Ratios to Average Net Assets C, F
Expenses before reductions	1.00%	.84%	.84%	.89%	.91%
Expenses net of fee waivers, if any	.93%	.84%	.84%	.89%	.91%
Expenses net of all reductions	.91%	.84%	.84%	.87%	.86%
Net investment income (loss)	1.12%	.62%	.59%	.41%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,112	$ 128,138	$ 98,393	$ 68,822	$ 57,167
Portfolio turnover rate D	249% G	224%	131%	178%	179%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended October 31,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	1.54 G
Total from investment operations	1.57
Net asset value, end of period	$ 10.11
Total Return B, C	18.38%
Ratios to Average Net Assets E, I
Expenses before reductions	1.04% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	.98% A
Net investment income (loss)	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 862
Portfolio turnover rate F	249% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2009

1. Organization.

Fidelity Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class B, Class C, Tax Managed Stock, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares and the existing class was designated Tax Managed Stock on April 21, 2009. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end

Annual Report

3. Significant Accounting Policies - continued

through the date that the financial statements were issued, December 14, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,272,700
Gross unrealized depreciation	(3,585,350)
Net unrealized appreciation (depreciation)	$ 7,687,350

Tax Cost	$ 91,610,598

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 686,261
Capital loss carryforward	$ (79,017,954)
Net unrealized appreciation (depreciation)	$ 7,625,778

The tax character of distributions paid was as follows:

	October 31, 2009	October 31, 2008
Ordinary Income	$ 1,093,395	$ 449,414

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held in the Fund less than two years are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital. In January 2009, the Board of Trustees approved the removal of the redemption fee beginning February 2, 2009 for shares redeemed from accounts held directly with Fidelity, and on or before March 2, 2009 for shares redeemed through intermediaries.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

Annual Report

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 146,242	$ 589,782
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 146,242	$ 589,782

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $146,242 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $589,782 for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $257,529,981 and $302,913,785, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 12,055	$ 451
Class T	.25%	.25%	11,842	-
Class B	.75%	.25%	8,741	6,678
Class C	.75%	.25%	27,758	5,177
			$ 60,396	$ 12,306

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,792
Class T	1,306
Class B*	4,044
Class C*	864
$ 10,006

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 11,205.23
Class T	6,430.27
Class B	2,251.26
Class C	6,346.23
Tax Managed Stock	208,243.22
Institutional Class	1,048.22
	$ 235,523

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,431 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $581 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $13,548.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Tax Managed Stock operating expenses. During the period, this reimbursement reduced the class' expenses by $63,907.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 2,144
Class T	1.50%	1,828
Class B	2.00%	485
Class C	2.00%	734
Institutional Class	1.00%	183
		$ 5,374

Annual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,962 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2009	2008
From net investment income
Tax Managed Stock	$ 1,093,395	$ 449,414

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2009 A	2008	2009 A	2008
Class A
Shares sold	66,311	-	$ 629,136	$ -
Issued in exchange for shares of Tax Managed Stock	1,033,129	-	8,977,912	-
Shares redeemed	(186,601)	-	(1,787,870)	-
Net increase (decrease)	912,839	-	$ 7,819,178	$ -
Class T
Shares sold	36,246	-	$ 330,380	$ -
Issued in exchange for shares of Tax Managed Stock	479,321	-	4,165,302	-
Shares redeemed	(55,505)	-	(524,353)	-
Net increase (decrease)	460,062	-	$ 3,971,329	$ -
Class B
Shares sold	23,375	-	$ 213,537	$ -
Issued in exchange for shares of Tax Managed Stock	176,977	-	1,537,928	-
Shares redeemed	(29,673)	-	(290,037)	-
Net increase (decrease)	170,679	-	$ 1,461,428	$ -
Class C
Shares sold	23,045	-	$ 205,990	$ -
Issued in exchange for shares of Tax Managed Stock	604,806	-	5,255,763	-
Shares redeemed	(115,210)	-	(1,090,928)	-
Net increase (decrease)	512,641	-	$ 4,370,825	$ -

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2009 A	2008	2009 A	2008
Tax Managed Stock
Shares sold	2,061,057	8,838,597	$ 17,806,776	$ 126,169,743
Reinvestment of distributions	111,863	24,218	965,374	394,019
Shares redeemed	(7,552,684)	(1,869,319)	(67,209,833)	(23,887,432)
Net increase (decrease)	(5,379,764)	6,993,496	$ (48,437,683)	$ 102,676,330
Institutional Class
Shares sold	13,005	-	$ 112,743	$ -
Issued in exchange for shares of Tax Managed Stock	104,222	-	905,687	-
Shares redeemed	(31,967)	-	(293,055)	-
Net increase (decrease)	85,260	-	$ 725,375	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On April 24, 2009, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Tax Managed Stock Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees on January 14, 2009. The acquisition was accomplished by an exchange of 1,033,129 Class A shares, 479,321 Class T shares, 176,977 Class B shares, 604,806 Class C Shares and 104,222 Institutional Class shares of the Fund, respectively, for 1,086,445 Class A shares, 512,502 Class T shares, 196,476 Class B shares, 671,670 Class C shares and 107,837 Institutional Class shares then outstanding (valued at $8.26, $8.13, $7.83, $7.82 and $8.40 per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including $668,450 of unrealized depreciation, were combined with the Fund's net assets of $106,937,918 for total net assets after the acquisition of $127,780,510.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Beacon Street Trust and the Shareholders of Fidelity Tax Managed Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Tax Managed Stock Fund (a fund of Fidelity Beacon Street Trust) at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Tax Managed Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 14, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1991

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity Funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Tax Managed Stock Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Tax Managed Stock	12/07/09	12/04/09	$0.10	$0.005

Tax Managed Stock designates 50% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Tax Managed Stock designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax Managed Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The Board also considered that Advisor classes of the fund commenced operations on April 21, 2009 in connection with the merger of Fidelity Advisor Tax Managed Stock Fund into the fund.

Annual Report

Fidelity Tax Managed Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Tax Managed Stock Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Fidelity Tax Managed Stock (retail class) ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research

(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

TMG-UANN-1209
1.784773.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Tax Managed Stock
Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2009

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Tax Managed Stock Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Returns after taxes are calculated using the historical maximum federal individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans. Returns after taxes on distribution and sale of fund shares may exceed before-tax returns due to a tax benefit upon realization of tax losses. The $10,000 table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class A A
Return Before Taxes (excl. sales charge)	2.71%	0.33%	-1.49%
Return Before Taxes	-3.19%	-0.85%	-2.07%
Return After Taxes on Distributions *	-3.33%	-0.93%	-2.15%
Return After Taxes on Distributions and Sale of Fund Shares *	-1.93%	-0.71%	-1.75%
Class T B
Return Before Taxes (excl. sales charge)	2.51%	0.29%	-1.51%
Return Before Taxes	-1.08%	-0.42%	-1.86%
Return After Taxes on Distributions *	-1.22%	-0.50%	-1.94%
Return After Taxes on Distributions and Sale of Fund Shares *	-0.55%	-0.35%	-1.58%
Class B C
Return Before Taxes (excl. contingent deferred sales charge)	2.31%	0.25%	-1.53%
Return Before Taxes	-2.69%	-0.14%	-1.53%
Return After Taxes on Distributions *	-2.84%	-0.22%	-1.61%
Return After Taxes on Distributions and Sale of Fund Shares *	-1.59%	-0.11%	-1.30%
Class C D
Return Before Taxes (excl. contingent deferred sales charge)	2.31%	0.25%	-1.53%
Return Before Taxes	1.13%	0.25%	-1.53%
Return After Taxes on Distributions *	1.16%	0.17%	-1.61%
Return After Taxes on Distributions and Sale of Fund Shares *	1.01%	0.22%	-1.30%

Annual Report

A Class A shares include a 5.75% sales charge and bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on April 21, 2009. Returns prior to April 21, 2009 are those of Tax Managed Stock, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to April 21, 2009 would have been lower.

B Class T shares include a 3.50% sales charge and bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on April 21, 2009. Returns prior to April 21, 2009 are those of Tax Managed Stock, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to April 21, 2009 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on April 21, 2009. Returns prior to April 21, 2009 are those of Tax Managed Stock, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to April 21, 2009 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on April 21, 2009. Returns prior to April 21, 2009 are those of Tax Managed Stock, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to April 21, 2009 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

* As of the print date of this report, the maximum marginal ordinary income tax rate (for 2009)
was 35%.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Tax Managed Stock Fund - Class A, a class of the fund, on October 31, 1999 and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, without accounting for the effect of taxes, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period. The initial offering on Class A took place on April 21, 2009. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite being caught in a downdraft early on, brought about primarily by the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and dismal corporate earnings reports, U.S. equities bounced back sharply during the second half of the 12-month period ending October 31, 2009. The first months of the period saw numerous business failures as well as unprecedented government stimulus and continued historically low interest rates. In March, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors rotated toward riskier assets, reversing the flight to quality seen earlier in the period. During the year, major domestic equity indexes reached devastating lows only to rally strongly and deliver positive returns by October 31. The Standard & Poor's 500SM Index - a gauge of the broad U.S. equity market - gained a solid 9.80%, while the blue-chip Dow Jones Industrial AverageSM increased 7.71% and the technology-laden Nasdaq Composite® Index rose 20.07%. Small-cap stocks turned in slightly more modest results, with the Russell 2000® Index advancing 6.46%. International equities also were direct beneficiaries as investors' appetite for risk returned. The MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of foreign developed markets - surged 27.88%, bolstered in part by a weaker dollar.

Comments from Keith Quinton, Portfolio Manager of Fidelity Advisor Tax Managed Stock Fund: During the year, the fund's Class A, Class T, Class B and Class C shares gained 2.71%, 2.51%, 2.31% and 2.31%, respectively (excluding sales charges), trailing the S&P 500®. Stock selection in the energy, consumer staples, financials and information technology sectors hurt returns the most. An overweighting in bank JPMorgan Chase was costly. Although the stock performed better than many of its peers, it lagged the overall market. Insurance-focused conglomerate Berkshire Hathaway, an out-of-index stock, was hurt by the economic head winds despite being well-managed. Credit-card company Capital One did poorly as a result of rising credit-card delinquencies and frozen credit markets, but the fund was hurt more by not owning the stock as its price recovered after March. Biotechnology firm Amgen performed poorly, partly due to concerns about the potential negative impact of health care reform on profitability. Investment bank Goldman Sachs also hurt returns. Conversely, the fund gained from an underweighting and timely ownership of Bank of America, whose stock suffered during the period. An underweighting in hybrid industrial/financial firm General Electric helped, as both of its prime operational areas faced weakness. The fund did well to avoid shares of Citigroup, the financial giant that fell dramatically during the period. Additionally, our stake in brewer Anheuser-Busch InBev helped. I sold a number of holdings by period end.

Comments from Keith Quinton, Portfolio Manager of Fidelity Advisor Tax Managed Stock Fund: During the year, the fund's Institutional Class shares gained 2.82%, trailing the S&P 500®. Stock selection in the energy, consumer staples, financials and information technology sectors hurt returns the most. An overweighting in bank JPMorgan Chase was costly. Although the stock performed better than many of its peers, it lagged the overall market. Insurance-focused conglomerate Berkshire Hathaway, an out-of-index stock, was hurt by the economic head winds despite being well-managed. Credit-card company Capital One did poorly as a result of rising credit-card delinquencies and frozen credit markets, but the fund was hurt more by not owning the stock as its price recovered after March. Biotechnology firm Amgen performed poorly, partly due to concerns about the potential negative impact of health care reform on profitability. Investment bank Goldman Sachs also hurt returns. Conversely, the fund gained from an underweighting and timely ownership of Bank of America, whose stock suffered during the period. An underweighting in hybrid industrial/financial firm General Electric helped, as both of its prime operational areas faced weakness. The fund did well to avoid shares of Citigroup, the financial giant that fell dramatically during the period. Additionally, our stake in brewer Anheuser-Busch InBev helped. I sold a number of holdings by period end.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Class A	1.25%
Actual		$ 1,000.00	$ 1,159.60	$ 6.80
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.50%
Actual		$ 1,000.00	$ 1,157.30	$ 8.16
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	2.00%
Actual		$ 1,000.00	$ 1,155.00	$ 10.86
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	2.00%
Actual		$ 1,000.00	$ 1,155.00	$ 10.86
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 10.16
Tax Managed Stock	.88%
Actual		$ 1,000.00	$ 1,160.60	$ 4.79
Hypothetical A		$ 1,000.00	$ 1,020.77	$ 4.48
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,159.40	$ 5.44
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.8	1.2
Hewlett-Packard Co.	4.5	4.1
Marathon Oil Corp.	3.4	2.9
Goldman Sachs Group, Inc.	3.4	0.0
Sybase, Inc.	3.3	2.2
BlackRock, Inc. Class A	3.2	0.0
Tyco International Ltd.	3.1	0.8
Chevron Corp.	2.6	0.9
Noble Corp.	2.4	0.8
Anheuser-Busch InBev SA NV	2.2	0.0
	32.9
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	17.2
Financials	15.5	11.7
Energy	13.1	13.0
Health Care	11.1	12.6
Industrials	10.3	10.5
Asset Allocation (% of fund's net assets)
As of October 31, 2009 *		As of April 30, 2009 **
	Stocks and Equity Futures 99.4%		Stocks and Equity Futures 99.1%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	14.9%	** Foreign investments	7.2%

Annual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.5%
TRW Automotive Holdings Corp. (a)	28,300	$ 442,895
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	20,000	341,000
Household Durables - 0.7%
La-Z-Boy, Inc. (c)	50,000	355,000
Whirlpool Corp.	4,700	336,473
		691,473
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	8,300	986,123
Media - 1.6%
Time Warner, Inc.	17,500	527,100
Viacom, Inc. Class B (non-vtg.) (a)	27,100	747,689
Virgin Media, Inc.	20,000	279,400
		1,554,189
Specialty Retail - 3.0%
Aeropostale, Inc. (a)	10,000	375,300
Best Buy Co., Inc.	13,700	523,066
Genesco, Inc. (a)	21,300	555,291
Jos. A. Bank Clothiers, Inc. (a)	12,000	491,760
TJX Companies, Inc.	26,100	974,835
		2,920,252
Textiles, Apparel & Luxury Goods - 3.2%
Coach, Inc.	8,000	263,760
G-III Apparel Group Ltd. (a)	30,600	489,906
Hanesbrands, Inc. (a)	29,000	626,980
Phillips-Van Heusen Corp.	17,700	710,655
Polo Ralph Lauren Corp. Class A	13,400	997,228
		3,088,529
TOTAL CONSUMER DISCRETIONARY		10,024,461
CONSUMER STAPLES - 9.8%
Beverages - 6.1%
Anheuser-Busch InBev SA NV	45,000	2,119,363
Coca-Cola Enterprises, Inc.	61,400	1,170,898
Constellation Brands, Inc. Class A (sub. vtg.) (a)	102,400	1,619,968
Dr Pepper Snapple Group, Inc. (a)	37,600	1,024,976
		5,935,205
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.6%
Bunge Ltd.	18,500	$ 1,055,610
Fresh Del Monte Produce, Inc. (a)	23,600	512,356
Tyson Foods, Inc. Class A	76,600	959,032
		2,526,998
Household Products - 0.5%
Kimberly-Clark Corp.	8,700	532,092
Personal Products - 0.6%
Nu Skin Enterprises, Inc. Class A	25,000	569,000
TOTAL CONSUMER STAPLES		9,563,295
ENERGY - 13.1%
Energy Equipment & Services - 3.1%
National Oilwell Varco, Inc. (a)	16,300	668,137
Noble Corp.	58,400	2,379,216
		3,047,353
Oil, Gas & Consumable Fuels - 10.0%
Berry Petroleum Co. Class A	11,000	278,960
Chesapeake Energy Corp.	40,000	980,000
Chevron Corp.	33,000	2,525,820
Holly Corp.	24,700	716,547
Marathon Oil Corp.	105,000	3,356,850
Massey Energy Co.	9,000	261,810
Southern Union Co.	60,000	1,174,200
Tesoro Corp. (c)	34,500	487,830
		9,782,017
TOTAL ENERGY		12,829,370
FINANCIALS - 15.5%
Capital Markets - 8.5%
BlackRock, Inc. Class A	14,500	3,139,105
Goldman Sachs Group, Inc.	19,300	3,284,281
Jefferies Group, Inc. (a)	9,700	253,170
Morgan Stanley	50,500	1,622,060
		8,298,616
Consumer Finance - 0.6%
American Express Co.	14,700	512,148
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 5.9%
Bank of America Corp.	75,000	$ 1,093,500
JPMorgan Chase & Co.	112,200	4,686,593
		5,780,093
Insurance - 0.5%
XL Capital Ltd. Class A	30,000	492,300
TOTAL FINANCIALS		15,083,157
HEALTH CARE - 11.1%
Health Care Equipment & Supplies - 1.7%
Beckman Coulter, Inc.	7,300	469,609
Hospira, Inc. (a)	27,000	1,205,280
		1,674,889
Health Care Providers & Services - 3.7%
CIGNA Corp.	10,000	278,400
Community Health Systems, Inc. (a)	20,000	625,600
Health Management Associates, Inc. Class A (a)	101,100	616,710
Humana, Inc. (a)	18,300	687,714
McKesson Corp.	18,200	1,068,886
Tenet Healthcare Corp. (a)	61,400	314,368
		3,591,678
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc. (a)	22,300	1,003,500
Pharmaceuticals - 4.7%
Abbott Laboratories	20,600	1,041,742
Endo Pharmaceuticals Holdings, Inc. (a)	15,900	356,160
King Pharmaceuticals, Inc. (a)	156,700	1,587,371
Mylan, Inc. (a)(c)	35,400	574,896
Sanofi-Aventis	14,014	1,027,187
		4,587,356
TOTAL HEALTH CARE		10,857,423
INDUSTRIALS - 10.3%
Airlines - 0.4%
Hawaiian Holdings, Inc. (a)	60,000	425,400
Building Products - 0.3%
Owens Corning (a)	12,100	267,531
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Thomas & Betts Corp. (a)	12,000	$ 410,520
Industrial Conglomerates - 4.5%
Siemens AG sponsored ADR	15,000	1,350,300
Tyco International Ltd.	89,825	3,013,629
		4,363,929
Machinery - 3.6%
Ingersoll-Rand Co. Ltd.	34,400	1,086,696
Navistar International Corp. (a)	24,000	795,360
Oshkosh Co.	45,000	1,406,700
SPX Corp.	5,000	263,900
		3,552,656
Road & Rail - 1.1%
CSX Corp.	24,100	1,016,538
TOTAL INDUSTRIALS		10,036,574
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.9%
3Com Corp. (a)	189,000	971,460
CommScope, Inc. (a)	15,300	413,406
Plantronics, Inc.	10,000	241,100
Starent Networks Corp. (a)	7,300	246,302
		1,872,268
Computers & Peripherals - 7.8%
Hewlett-Packard Co.	92,400	4,385,304
Seagate Technology	85,000	1,185,750
Western Digital Corp. (a)	60,000	2,020,800
		7,591,854
Electronic Equipment & Components - 1.6%
Jabil Circuit, Inc.	35,000	468,300
SYNNEX Corp. (a)	9,000	231,570
Tyco Electronics Ltd.	43,000	913,750
		1,613,620
IT Services - 1.8%
Fidelity National Information Services, Inc.	79,500	1,729,920
Office Electronics - 0.5%
Xerox Corp.	69,400	521,888
Semiconductors & Semiconductor Equipment - 0.9%
Micron Technology, Inc. (a)	127,900	868,441
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.8%
Sybase, Inc. (a)	82,292	$ 3,255,472
Synopsys, Inc. (a)	20,000	440,000
		3,695,472
TOTAL INFORMATION TECHNOLOGY		17,893,463
MATERIALS - 3.0%
Chemicals - 1.0%
Ashland, Inc.	6,500	224,510
Terra Industries, Inc.	24,000	762,480
		986,990
Containers & Packaging - 2.0%
Owens-Illinois, Inc. (a)	20,000	637,600
Rock-Tenn Co. Class A	25,000	1,095,000
Temple-Inland, Inc.	14,700	227,115
		1,959,715
TOTAL MATERIALS		2,946,705
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc. (c)	291,700	1,047,203
Wireless Telecommunication Services - 2.0%
NII Holdings, Inc. (a)	8,600	231,598
Sprint Nextel Corp. (a)	270,000	799,200
Syniverse Holdings, Inc. (a)	55,800	955,854
		1,986,652
TOTAL TELECOMMUNICATION SERVICES		3,033,855
UTILITIES - 2.3%
Gas Utilities - 0.3%
Energen Corp.	6,000	263,280
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 2.0%
Constellation Energy Group, Inc.	35,000	$ 1,082,200
NRG Energy, Inc. (a)	40,000	919,600
		2,001,800
TOTAL UTILITIES		2,265,080
TOTAL COMMON STOCKS (Cost $86,692,693)		94,533,383
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.06% 11/5/09 to 1/28/10 (d) (Cost $244,989)	$ 245,000	244,993
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.20% (e)	2,153,972	2,153,972
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	2,365,600	2,365,600
TOTAL MONEY MARKET FUNDS (Cost $4,519,572)		4,519,572
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $91,457,254)		99,297,948
NET OTHER ASSETS - (1.6)%		(1,594,391)
NET ASSETS - 100%		$ 97,703,557
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
50 CME E-mini S&P 500 Index Contracts	Dec. 2009	$ 2,582,500	$ (61,572)

The face value of futures purchased as a percentage of net assets - 2.6%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $244,993.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,705
Fidelity Securities Lending Cash Central Fund	13,548
Total	$ 38,253
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,024,461	$ 10,024,461	$ -	$ -
Consumer Staples	9,563,295	9,563,295	-	-
Energy	12,829,370	12,829,370	-	-
Financials	15,083,157	15,083,157	-	-
Health Care	10,857,423	9,830,236	1,027,187	-
Industrials	10,036,574	10,036,574	-	-
Information Technology	17,893,463	17,893,463	-	-
Materials	2,946,705	2,946,705	-	-
Telecommunication Services	3,033,855	3,033,855	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities continued:
Utilities	2,265,080	$ 2,265,080	$ -	$ -
U.S. Government and Government Agency Obligations	244,993	-	244,993	-
Money Market Funds	4,519,572	4,519,572	-	-
Total Investments in Securities:	$ 99,297,948	$ 98,025,768	$ 1,272,180	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (61,572)	$ (61,572)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of October 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (61,572)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.1%
Switzerland	6.4%
Belgium	2.2%
Cayman Islands	1.7%
Germany	1.4%
Ireland	1.1%
Bermuda	1.1%
France	1.0%
100.0%
Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $79,017,954 of which $11,838,730, $455,888, $1,557,306, $35,475,627 and $29,690,403 will expire on October 31, 2010, 2011, 2015, 2016 and 2017, respectively.

A capital loss carryforward of approximately $7,163,773 was acquired from the Fidelity Advisor Tax Managed Stock Fund, of which $1,557,306 and $5,606,467 will expire on October 31, 2015 and 2016, respectively. Capital loss carryforwards are only available to offset future capital gains of the fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2009

Assets
Investment in securities, at value (including securities loaned of $2,220,452) - See accompanying schedule: Unaffiliated issuers (cost $86,937,682)	$ 94,778,376
Fidelity Central Funds (cost $4,519,572)	4,519,572
Total Investments (cost $91,457,254)		$ 99,297,948
Receivable for investments sold		2,578,080
Receivable for fund shares sold		107,871
Dividends receivable		27,926
Interest receivable		1
Distributions receivable from Fidelity Central Funds		569
Prepaid expenses		630
Other receivables		11,204
Total assets		102,024,229

Liabilities
Payable to custodian bank	$ 22
Payable for investments purchased	1,607,404
Payable for fund shares redeemed	154,257
Accrued management fee	51,388
Distribution fees payable	10,099
Payable for daily variation on futures contracts	71,502
Other affiliated payables	18,287
Other payables and accrued expenses	42,113
Collateral on securities loaned, at value	2,365,600
Total liabilities		4,320,672

Net Assets		$ 97,703,557
Net Assets consist of:
Paid in capital		$ 168,347,902
Undistributed net investment income		629,324
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(79,052,790)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,779,121
Net Assets		$ 97,703,557

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,217,524 ÷ 912,839 shares)	$ 10.10

Maximum offering price per share (100/94.25 of $10.10)	$ 10.72
Class T: Net Asset Value and redemption price per share ($4,639,442 ÷ 460,062 shares)	$ 10.08

Maximum offering price per share (100/96.50 of $10.08)	$ 10.45
Class B: Net Asset Value and offering price per share ($1,716,672 ÷ 170,679 shares)A	$ 10.06

Class C: Net Asset Value and offering price per share ($5,156,091 ÷ 512,641 shares)A	$ 10.06

Tax Managed Stock: Net Asset Value, offering price and redemption price per share ($76,111,759 ÷ 7,520,386 shares)	$ 10.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($862,069 ÷ 85,260 shares)	$ 10.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2009

Investment Income
Dividends		$ 2,066,485
Interest		2,239
Income from Fidelity Central Funds		38,253
Total income		2,106,977

Expenses
Management fee	$ 601,545
Transfer agent fees	235,523
Distribution fees	60,396
Accounting and security lending fees	42,320
Custodian fees and expenses	24,502
Independent trustees' compensation	828
Registration fees	98,078
Audit	43,275
Legal	14,339
Miscellaneous	2,752
Total expenses before reductions	1,123,558
Expense reductions	(87,243)	1,036,315
Net investment income (loss)		1,070,662
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(29,539,255)
Foreign currency transactions	21,711
Futures contracts	146,242
Total net realized gain (loss)		(29,371,302)
Change in net unrealized appreciation (depreciation) on: Investment securities	28,384,923
Futures contracts	589,782
Total change in net unrealized appreciation (depreciation)		28,974,705
Net gain (loss)		(396,597)
Net increase (decrease) in net assets resulting from operations		$ 674,065

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,070,662	$ 826,250
Net realized gain (loss)	(29,371,302)	(30,024,518)
Change in net unrealized appreciation (depreciation)	28,974,705	(43,437,379)
Net increase (decrease) in net assets resulting from operations	674,065	(72,635,647)
Distributions to shareholders from net investment income	(1,093,395)	(449,414)
Share transactions - net increase (decrease)	(30,089,548)	102,676,330
Redemption fees	74,493	153,457
Total increase (decrease) in net assets	(30,434,385)	29,744,726

Net Assets
Beginning of period	128,137,942	98,393,216
End of period (including undistributed net investment income of $629,324 and undistributed net investment income of $583,535, respectively)	$ 97,703,557	$ 128,137,942

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended October 31,

2009 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	1.54 H
Total from investment operations	1.56
Net asset value, end of period	$ 10.10
Total Return B, C, D	18.27%
Ratios to Average Net Assets F, J
Expenses before reductions	1.29% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.23% A
Net investment income (loss)	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,218
Portfolio turnover rate G	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended October 31,

2009 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.00 L
Net realized and unrealized gain (loss)	1.54 H
Total from investment operations	1.54
Net asset value, end of period	$ 10.08
Total Return B, C, D	18.03%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.58% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.48% A
Net investment income (loss)	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,639
Portfolio turnover rate G	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended October 31,

2009 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	1.54 H
Total from investment operations	1.52
Net asset value, end of period	$ 10.06
Total ReturnB, C, D	17.80%
Ratios to Average Net AssetsF, J
Expenses before reductions	2.05% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	1.98% A
Net investment income (loss)	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,717
Portfolio turnover rate G	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended October 31,

2009 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	1.54 H
Total from investment operations	1.52
Net asset value, end of period	$ 10.06
Total ReturnB, C, D	17.80%
Ratios to Average Net AssetsF, J
Expenses before reductions	2.02% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	1.98% A
Net investment income (loss)	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,156
Portfolio turnover rate G	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Tax Managed Stock

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 16.66	$ 13.77	$ 12.14	$ 10.19
Income from Investment Operations
Net investment income (loss) B	.10	.09	.09	.05	.04
Net realized and unrealized gain (loss)	.17 E	(6.76)	2.85	1.63	1.94
Total from investment operations	.27	(6.67)	2.94	1.68	1.98
Distributions from net investment income	(.09)	(.08)	(.06)	(.05)	(.03)
Redemption fees added to paid in capital B	.01	.02	.01	- H	- H
Net asset value, end of period	$ 10.12	$ 9.93	$ 16.66	$ 13.77	$ 12.14
Total Return A	2.92%	(40.12)%	21.51%	13.87%	19.46%
Ratios to Average Net Assets C, F
Expenses before reductions	1.00%	.84%	.84%	.89%	.91%
Expenses net of fee waivers, if any	.93%	.84%	.84%	.89%	.91%
Expenses net of all reductions	.91%	.84%	.84%	.87%	.86%
Net investment income (loss)	1.12%	.62%	.59%	.41%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,112	$ 128,138	$ 98,393	$ 68,822	$ 57,167
Portfolio turnover rate D	249% G	224%	131%	178%	179%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended October 31,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	1.54 G
Total from investment operations	1.57
Net asset value, end of period	$ 10.11
Total Return B, C	18.38%
Ratios to Average Net Assets E, I
Expenses before reductions	1.04% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	.98% A
Net investment income (loss)	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 862
Portfolio turnover rate F	249% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2009

1. Organization.

Fidelity Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class B, Class C, Tax Managed Stock, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares and the existing class was designated Tax Managed Stock on April 21, 2009. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end

Annual Report

3. Significant Accounting Policies - continued

through the date that the financial statements were issued, December 14, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,272,700
Gross unrealized depreciation	(3,585,350)
Net unrealized appreciation (depreciation)	$ 7,687,350

Tax Cost	$ 91,610,598

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 686,261
Capital loss carryforward	$ (79,017,954)
Net unrealized appreciation (depreciation)	$ 7,625,778

The tax character of distributions paid was as follows:

	October 31, 2009	October 31, 2008
Ordinary Income	$ 1,093,395	$ 449,414

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held in the Fund less than two years are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital. In January 2009, the Board of Trustees approved the removal of the redemption fee beginning February 2, 2009 for shares redeemed from accounts held directly with Fidelity, and on or before March 2, 2009 for shares redeemed through intermediaries.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

Annual Report

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 146,242	$ 589,782
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 146,242	$ 589,782

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $146,242 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $589,782 for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $257,529,981 and $302,913,785, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 12,055	$ 451
Class T	.25%	.25%	11,842	-
Class B	.75%	.25%	8,741	6,678
Class C	.75%	.25%	27,758	5,177
			$ 60,396	$ 12,306

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,792
Class T	1,306
Class B*	4,044
Class C*	864
$ 10,006

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 11,205.23
Class T	6,430.27
Class B	2,251.26
Class C	6,346.23
Tax Managed Stock	208,243.22
Institutional Class	1,048.22
	$ 235,523

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,431 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $581 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $13,548.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Tax Managed Stock operating expenses. During the period, this reimbursement reduced the class' expenses by $63,907.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 2,144
Class T	1.50%	1,828
Class B	2.00%	485
Class C	2.00%	734
Institutional Class	1.00%	183
		$ 5,374

Annual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,962 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2009	2008
From net investment income
Tax Managed Stock	$ 1,093,395	$ 449,414

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2009 A	2008	2009 A	2008
Class A
Shares sold	66,311	-	$ 629,136	$ -
Issued in exchange for shares of Tax Managed Stock	1,033,129	-	8,977,912	-
Shares redeemed	(186,601)	-	(1,787,870)	-
Net increase (decrease)	912,839	-	$ 7,819,178	$ -
Class T
Shares sold	36,246	-	$ 330,380	$ -
Issued in exchange for shares of Tax Managed Stock	479,321	-	4,165,302	-
Shares redeemed	(55,505)	-	(524,353)	-
Net increase (decrease)	460,062	-	$ 3,971,329	$ -
Class B
Shares sold	23,375	-	$ 213,537	$ -
Issued in exchange for shares of Tax Managed Stock	176,977	-	1,537,928	-
Shares redeemed	(29,673)	-	(290,037)	-
Net increase (decrease)	170,679	-	$ 1,461,428	$ -
Class C
Shares sold	23,045	-	$ 205,990	$ -
Issued in exchange for shares of Tax Managed Stock	604,806	-	5,255,763	-
Shares redeemed	(115,210)	-	(1,090,928)	-
Net increase (decrease)	512,641	-	$ 4,370,825	$ -

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2009 A	2008	2009 A	2008
Tax Managed Stock
Shares sold	2,061,057	8,838,597	$ 17,806,776	$ 126,169,743
Reinvestment of distributions	111,863	24,218	965,374	394,019
Shares redeemed	(7,552,684)	(1,869,319)	(67,209,833)	(23,887,432)
Net increase (decrease)	(5,379,764)	6,993,496	$ (48,437,683)	$ 102,676,330
Institutional Class
Shares sold	13,005	-	$ 112,743	$ -
Issued in exchange for shares of Tax Managed Stock	104,222	-	905,687	-
Shares redeemed	(31,967)	-	(293,055)	-
Net increase (decrease)	85,260	-	$ 725,375	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On April 24, 2009, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Tax Managed Stock Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees on January 14, 2009. The acquisition was accomplished by an exchange of 1,033,129 Class A shares, 479,321 Class T shares, 176,977 Class B shares, 604,806 Class C Shares and 104,222 Institutional Class shares of the Fund, respectively, for 1,086,445 Class A shares, 512,502 Class T shares, 196,476 Class B shares, 671,670 Class C shares and 107,837 Institutional Class shares then outstanding (valued at $8.26, $8.13, $7.83, $7.82 and $8.40 per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including $668,450 of unrealized depreciation, were combined with the Fund's net assets of $106,937,918 for total net assets after the acquisition of $127,780,510.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Beacon Street Trust and the Shareholders of Fidelity Tax Managed Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Tax Managed Stock Fund (a fund of Fidelity Beacon Street Trust) at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Tax Managed Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 14, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1991

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Tax Managed Stock Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/07/09	12/04/09	$0.075	$0.005
Class T	12/07/09	12/04/09	$0.055	$0.005
Class B	12/07/09	12/04/09	$0.018	$0.005
Class C	12/07/09	12/04/09	$0.015	$0.005

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax Managed Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The Board also considered that Advisor classes of the fund commenced operations on April 21, 2009 in connection with the merger of Fidelity Advisor Tax Managed Stock Fund into the fund.

Annual Report

Fidelity Tax Managed Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Tax Managed Stock Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Fidelity Tax Managed Stock (retail class) ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ATMG-UANN-1209
1.889784.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Tax Managed Stock
Fund - Institutional Class

Annual Report

October 31, 2009

Institutional Class is a class of
Fidelity® Tax Managed Stock Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Returns after taxes are calculated using the historical maximum federal individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans. Returns after taxes on distribution and sale of fund shares may exceed before-tax returns due to a tax benefit upon realization of tax losses. The $10,000 table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class A
Return Before Taxes	2.82%	0.35%	-1.48%
Return After Taxes on Distributions *	2.67%	0.27%	-1.56%
Return After Taxes on Distributions and Sale of Fund Shares *	1.99%	0.31%	-1.26%

A The initial offering of Institutional Class shares took place on April 21, 2009. Returns prior to April 21, 2009 are those of Tax Managed Stock, the original class of the fund.

* As of the print date of this report, the maximum marginal ordinary income tax rate (for 2009) was 35%.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Tax Managed Stock Fund - Institutional Class, a class of the fund, on October 31, 1999. The chart shows how the value of your investment would have changed, without accounting for the effect of taxes, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period. The initial offering of Institutional Class took place on April 21, 2009. See previous page for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite being caught in a downdraft early on, brought about primarily by the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and dismal corporate earnings reports, U.S. equities bounced back sharply during the second half of the 12-month period ending October 31, 2009. The first months of the period saw numerous business failures as well as unprecedented government stimulus and continued historically low interest rates. In March, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors rotated toward riskier assets, reversing the flight to quality seen earlier in the period. During the year, major domestic equity indexes reached devastating lows only to rally strongly and deliver positive returns by October 31. The Standard & Poor's 500SM Index - a gauge of the broad U.S. equity market - gained a solid 9.80%, while the blue-chip Dow Jones Industrial AverageSM increased 7.71% and the technology-laden Nasdaq Composite® Index rose 20.07%. Small-cap stocks turned in slightly more modest results, with the Russell 2000® Index advancing 6.46%. International equities also were direct beneficiaries as investors' appetite for risk returned. The MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of foreign developed markets - surged 27.88%, bolstered in part by a weaker dollar.

Comments from Keith Quinton, Portfolio Manager of Fidelity Advisor Tax Managed Stock Fund: During the year, the fund's Class A, Class T, Class B and Class C shares gained 2.71%, 2.51%, 2.31% and 2.31%, respectively (excluding sales charges), trailing the S&P 500®. Stock selection in the energy, consumer staples, financials and information technology sectors hurt returns the most. An overweighting in bank JPMorgan Chase was costly. Although the stock performed better than many of its peers, it lagged the overall market. Insurance-focused conglomerate Berkshire Hathaway, an out-of-index stock, was hurt by the economic head winds despite being well-managed. Credit-card company Capital One did poorly as a result of rising credit-card delinquencies and frozen credit markets, but the fund was hurt more by not owning the stock as its price recovered after March. Biotechnology firm Amgen performed poorly, partly due to concerns about the potential negative impact of health care reform on profitability. Investment bank Goldman Sachs also hurt returns. Conversely, the fund gained from an underweighting and timely ownership of Bank of America, whose stock suffered during the period. An underweighting in hybrid industrial/financial firm General Electric helped, as both of its prime operational areas faced weakness. The fund did well to avoid shares of Citigroup, the financial giant that fell dramatically during the period. Additionally, our stake in brewer Anheuser-Busch InBev helped. I sold a number of holdings by period end.

Comments from Keith Quinton, Portfolio Manager of Fidelity Advisor Tax Managed Stock Fund: During the year, the fund's Institutional Class shares gained 2.82%, trailing the S&P 500®. Stock selection in the energy, consumer staples, financials and information technology sectors hurt returns the most. An overweighting in bank JPMorgan Chase was costly. Although the stock performed better than many of its peers, it lagged the overall market. Insurance-focused conglomerate Berkshire Hathaway, an out-of-index stock, was hurt by the economic head winds despite being well-managed. Credit-card company Capital One did poorly as a result of rising credit-card delinquencies and frozen credit markets, but the fund was hurt more by not owning the stock as its price recovered after March. Biotechnology firm Amgen performed poorly, partly due to concerns about the potential negative impact of health care reform on profitability. Investment bank Goldman Sachs also hurt returns. Conversely, the fund gained from an underweighting and timely ownership of Bank of America, whose stock suffered during the period. An underweighting in hybrid industrial/financial firm General Electric helped, as both of its prime operational areas faced weakness. The fund did well to avoid shares of Citigroup, the financial giant that fell dramatically during the period. Additionally, our stake in brewer Anheuser-Busch InBev helped. I sold a number of holdings by period end.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Class A	1.25%
Actual		$ 1,000.00	$ 1,159.60	$ 6.80
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.50%
Actual		$ 1,000.00	$ 1,157.30	$ 8.16
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	2.00%
Actual		$ 1,000.00	$ 1,155.00	$ 10.86
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	2.00%
Actual		$ 1,000.00	$ 1,155.00	$ 10.86
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 10.16
Tax Managed Stock	.88%
Actual		$ 1,000.00	$ 1,160.60	$ 4.79
Hypothetical A		$ 1,000.00	$ 1,020.77	$ 4.48
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,159.40	$ 5.44
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.8	1.2
Hewlett-Packard Co.	4.5	4.1
Marathon Oil Corp.	3.4	2.9
Goldman Sachs Group, Inc.	3.4	0.0
Sybase, Inc.	3.3	2.2
BlackRock, Inc. Class A	3.2	0.0
Tyco International Ltd.	3.1	0.8
Chevron Corp.	2.6	0.9
Noble Corp.	2.4	0.8
Anheuser-Busch InBev SA NV	2.2	0.0
	32.9
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	17.2
Financials	15.5	11.7
Energy	13.1	13.0
Health Care	11.1	12.6
Industrials	10.3	10.5
Asset Allocation (% of fund's net assets)
As of October 31, 2009 *		As of April 30, 2009 **
	Stocks and Equity Futures 99.4%		Stocks and Equity Futures 99.1%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	14.9%	** Foreign investments	7.2%

Annual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.5%
TRW Automotive Holdings Corp. (a)	28,300	$ 442,895
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	20,000	341,000
Household Durables - 0.7%
La-Z-Boy, Inc. (c)	50,000	355,000
Whirlpool Corp.	4,700	336,473
		691,473
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	8,300	986,123
Media - 1.6%
Time Warner, Inc.	17,500	527,100
Viacom, Inc. Class B (non-vtg.) (a)	27,100	747,689
Virgin Media, Inc.	20,000	279,400
		1,554,189
Specialty Retail - 3.0%
Aeropostale, Inc. (a)	10,000	375,300
Best Buy Co., Inc.	13,700	523,066
Genesco, Inc. (a)	21,300	555,291
Jos. A. Bank Clothiers, Inc. (a)	12,000	491,760
TJX Companies, Inc.	26,100	974,835
		2,920,252
Textiles, Apparel & Luxury Goods - 3.2%
Coach, Inc.	8,000	263,760
G-III Apparel Group Ltd. (a)	30,600	489,906
Hanesbrands, Inc. (a)	29,000	626,980
Phillips-Van Heusen Corp.	17,700	710,655
Polo Ralph Lauren Corp. Class A	13,400	997,228
		3,088,529
TOTAL CONSUMER DISCRETIONARY		10,024,461
CONSUMER STAPLES - 9.8%
Beverages - 6.1%
Anheuser-Busch InBev SA NV	45,000	2,119,363
Coca-Cola Enterprises, Inc.	61,400	1,170,898
Constellation Brands, Inc. Class A (sub. vtg.) (a)	102,400	1,619,968
Dr Pepper Snapple Group, Inc. (a)	37,600	1,024,976
		5,935,205
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.6%
Bunge Ltd.	18,500	$ 1,055,610
Fresh Del Monte Produce, Inc. (a)	23,600	512,356
Tyson Foods, Inc. Class A	76,600	959,032
		2,526,998
Household Products - 0.5%
Kimberly-Clark Corp.	8,700	532,092
Personal Products - 0.6%
Nu Skin Enterprises, Inc. Class A	25,000	569,000
TOTAL CONSUMER STAPLES		9,563,295
ENERGY - 13.1%
Energy Equipment & Services - 3.1%
National Oilwell Varco, Inc. (a)	16,300	668,137
Noble Corp.	58,400	2,379,216
		3,047,353
Oil, Gas & Consumable Fuels - 10.0%
Berry Petroleum Co. Class A	11,000	278,960
Chesapeake Energy Corp.	40,000	980,000
Chevron Corp.	33,000	2,525,820
Holly Corp.	24,700	716,547
Marathon Oil Corp.	105,000	3,356,850
Massey Energy Co.	9,000	261,810
Southern Union Co.	60,000	1,174,200
Tesoro Corp. (c)	34,500	487,830
		9,782,017
TOTAL ENERGY		12,829,370
FINANCIALS - 15.5%
Capital Markets - 8.5%
BlackRock, Inc. Class A	14,500	3,139,105
Goldman Sachs Group, Inc.	19,300	3,284,281
Jefferies Group, Inc. (a)	9,700	253,170
Morgan Stanley	50,500	1,622,060
		8,298,616
Consumer Finance - 0.6%
American Express Co.	14,700	512,148
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 5.9%
Bank of America Corp.	75,000	$ 1,093,500
JPMorgan Chase & Co.	112,200	4,686,593
		5,780,093
Insurance - 0.5%
XL Capital Ltd. Class A	30,000	492,300
TOTAL FINANCIALS		15,083,157
HEALTH CARE - 11.1%
Health Care Equipment & Supplies - 1.7%
Beckman Coulter, Inc.	7,300	469,609
Hospira, Inc. (a)	27,000	1,205,280
		1,674,889
Health Care Providers & Services - 3.7%
CIGNA Corp.	10,000	278,400
Community Health Systems, Inc. (a)	20,000	625,600
Health Management Associates, Inc. Class A (a)	101,100	616,710
Humana, Inc. (a)	18,300	687,714
McKesson Corp.	18,200	1,068,886
Tenet Healthcare Corp. (a)	61,400	314,368
		3,591,678
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc. (a)	22,300	1,003,500
Pharmaceuticals - 4.7%
Abbott Laboratories	20,600	1,041,742
Endo Pharmaceuticals Holdings, Inc. (a)	15,900	356,160
King Pharmaceuticals, Inc. (a)	156,700	1,587,371
Mylan, Inc. (a)(c)	35,400	574,896
Sanofi-Aventis	14,014	1,027,187
		4,587,356
TOTAL HEALTH CARE		10,857,423
INDUSTRIALS - 10.3%
Airlines - 0.4%
Hawaiian Holdings, Inc. (a)	60,000	425,400
Building Products - 0.3%
Owens Corning (a)	12,100	267,531
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Thomas & Betts Corp. (a)	12,000	$ 410,520
Industrial Conglomerates - 4.5%
Siemens AG sponsored ADR	15,000	1,350,300
Tyco International Ltd.	89,825	3,013,629
		4,363,929
Machinery - 3.6%
Ingersoll-Rand Co. Ltd.	34,400	1,086,696
Navistar International Corp. (a)	24,000	795,360
Oshkosh Co.	45,000	1,406,700
SPX Corp.	5,000	263,900
		3,552,656
Road & Rail - 1.1%
CSX Corp.	24,100	1,016,538
TOTAL INDUSTRIALS		10,036,574
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.9%
3Com Corp. (a)	189,000	971,460
CommScope, Inc. (a)	15,300	413,406
Plantronics, Inc.	10,000	241,100
Starent Networks Corp. (a)	7,300	246,302
		1,872,268
Computers & Peripherals - 7.8%
Hewlett-Packard Co.	92,400	4,385,304
Seagate Technology	85,000	1,185,750
Western Digital Corp. (a)	60,000	2,020,800
		7,591,854
Electronic Equipment & Components - 1.6%
Jabil Circuit, Inc.	35,000	468,300
SYNNEX Corp. (a)	9,000	231,570
Tyco Electronics Ltd.	43,000	913,750
		1,613,620
IT Services - 1.8%
Fidelity National Information Services, Inc.	79,500	1,729,920
Office Electronics - 0.5%
Xerox Corp.	69,400	521,888
Semiconductors & Semiconductor Equipment - 0.9%
Micron Technology, Inc. (a)	127,900	868,441
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.8%
Sybase, Inc. (a)	82,292	$ 3,255,472
Synopsys, Inc. (a)	20,000	440,000
		3,695,472
TOTAL INFORMATION TECHNOLOGY		17,893,463
MATERIALS - 3.0%
Chemicals - 1.0%
Ashland, Inc.	6,500	224,510
Terra Industries, Inc.	24,000	762,480
		986,990
Containers & Packaging - 2.0%
Owens-Illinois, Inc. (a)	20,000	637,600
Rock-Tenn Co. Class A	25,000	1,095,000
Temple-Inland, Inc.	14,700	227,115
		1,959,715
TOTAL MATERIALS		2,946,705
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc. (c)	291,700	1,047,203
Wireless Telecommunication Services - 2.0%
NII Holdings, Inc. (a)	8,600	231,598
Sprint Nextel Corp. (a)	270,000	799,200
Syniverse Holdings, Inc. (a)	55,800	955,854
		1,986,652
TOTAL TELECOMMUNICATION SERVICES		3,033,855
UTILITIES - 2.3%
Gas Utilities - 0.3%
Energen Corp.	6,000	263,280
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 2.0%
Constellation Energy Group, Inc.	35,000	$ 1,082,200
NRG Energy, Inc. (a)	40,000	919,600
		2,001,800
TOTAL UTILITIES		2,265,080
TOTAL COMMON STOCKS (Cost $86,692,693)		94,533,383
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.06% 11/5/09 to 1/28/10 (d) (Cost $244,989)	$ 245,000	244,993
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.20% (e)	2,153,972	2,153,972
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	2,365,600	2,365,600
TOTAL MONEY MARKET FUNDS (Cost $4,519,572)		4,519,572
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $91,457,254)		99,297,948
NET OTHER ASSETS - (1.6)%		(1,594,391)
NET ASSETS - 100%		$ 97,703,557
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
50 CME E-mini S&P 500 Index Contracts	Dec. 2009	$ 2,582,500	$ (61,572)

The face value of futures purchased as a percentage of net assets - 2.6%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $244,993.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,705
Fidelity Securities Lending Cash Central Fund	13,548
Total	$ 38,253
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,024,461	$ 10,024,461	$ -	$ -
Consumer Staples	9,563,295	9,563,295	-	-
Energy	12,829,370	12,829,370	-	-
Financials	15,083,157	15,083,157	-	-
Health Care	10,857,423	9,830,236	1,027,187	-
Industrials	10,036,574	10,036,574	-	-
Information Technology	17,893,463	17,893,463	-	-
Materials	2,946,705	2,946,705	-	-
Telecommunication Services	3,033,855	3,033,855	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities continued:
Utilities	2,265,080	$ 2,265,080	$ -	$ -
U.S. Government and Government Agency Obligations	244,993	-	244,993	-
Money Market Funds	4,519,572	4,519,572	-	-
Total Investments in Securities:	$ 99,297,948	$ 98,025,768	$ 1,272,180	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (61,572)	$ (61,572)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of October 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (61,572)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.1%
Switzerland	6.4%
Belgium	2.2%
Cayman Islands	1.7%
Germany	1.4%
Ireland	1.1%
Bermuda	1.1%
France	1.0%
100.0%
Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $79,017,954 of which $11,838,730, $455,888, $1,557,306, $35,475,627 and $29,690,403 will expire on October 31, 2010, 2011, 2015, 2016 and 2017, respectively.

A capital loss carryforward of approximately $7,163,773 was acquired from the Fidelity Advisor Tax Managed Stock Fund, of which $1,557,306 and $5,606,467 will expire on October 31, 2015 and 2016, respectively. Capital loss carryforwards are only available to offset future capital gains of the fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2009

Assets
Investment in securities, at value (including securities loaned of $2,220,452) - See accompanying schedule: Unaffiliated issuers (cost $86,937,682)	$ 94,778,376
Fidelity Central Funds (cost $4,519,572)	4,519,572
Total Investments (cost $91,457,254)		$ 99,297,948
Receivable for investments sold		2,578,080
Receivable for fund shares sold		107,871
Dividends receivable		27,926
Interest receivable		1
Distributions receivable from Fidelity Central Funds		569
Prepaid expenses		630
Other receivables		11,204
Total assets		102,024,229

Liabilities
Payable to custodian bank	$ 22
Payable for investments purchased	1,607,404
Payable for fund shares redeemed	154,257
Accrued management fee	51,388
Distribution fees payable	10,099
Payable for daily variation on futures contracts	71,502
Other affiliated payables	18,287
Other payables and accrued expenses	42,113
Collateral on securities loaned, at value	2,365,600
Total liabilities		4,320,672

Net Assets		$ 97,703,557
Net Assets consist of:
Paid in capital		$ 168,347,902
Undistributed net investment income		629,324
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(79,052,790)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,779,121
Net Assets		$ 97,703,557

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,217,524 ÷ 912,839 shares)	$ 10.10

Maximum offering price per share (100/94.25 of $10.10)	$ 10.72
Class T: Net Asset Value and redemption price per share ($4,639,442 ÷ 460,062 shares)	$ 10.08

Maximum offering price per share (100/96.50 of $10.08)	$ 10.45
Class B: Net Asset Value and offering price per share ($1,716,672 ÷ 170,679 shares)A	$ 10.06

Class C: Net Asset Value and offering price per share ($5,156,091 ÷ 512,641 shares)A	$ 10.06

Tax Managed Stock: Net Asset Value, offering price and redemption price per share ($76,111,759 ÷ 7,520,386 shares)	$ 10.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($862,069 ÷ 85,260 shares)	$ 10.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2009

Investment Income
Dividends		$ 2,066,485
Interest		2,239
Income from Fidelity Central Funds		38,253
Total income		2,106,977

Expenses
Management fee	$ 601,545
Transfer agent fees	235,523
Distribution fees	60,396
Accounting and security lending fees	42,320
Custodian fees and expenses	24,502
Independent trustees' compensation	828
Registration fees	98,078
Audit	43,275
Legal	14,339
Miscellaneous	2,752
Total expenses before reductions	1,123,558
Expense reductions	(87,243)	1,036,315
Net investment income (loss)		1,070,662
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(29,539,255)
Foreign currency transactions	21,711
Futures contracts	146,242
Total net realized gain (loss)		(29,371,302)
Change in net unrealized appreciation (depreciation) on: Investment securities	28,384,923
Futures contracts	589,782
Total change in net unrealized appreciation (depreciation)		28,974,705
Net gain (loss)		(396,597)
Net increase (decrease) in net assets resulting from operations		$ 674,065

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,070,662	$ 826,250
Net realized gain (loss)	(29,371,302)	(30,024,518)
Change in net unrealized appreciation (depreciation)	28,974,705	(43,437,379)
Net increase (decrease) in net assets resulting from operations	674,065	(72,635,647)
Distributions to shareholders from net investment income	(1,093,395)	(449,414)
Share transactions - net increase (decrease)	(30,089,548)	102,676,330
Redemption fees	74,493	153,457
Total increase (decrease) in net assets	(30,434,385)	29,744,726

Net Assets
Beginning of period	128,137,942	98,393,216
End of period (including undistributed net investment income of $629,324 and undistributed net investment income of $583,535, respectively)	$ 97,703,557	$ 128,137,942

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended October 31,

2009 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	1.54 H
Total from investment operations	1.56
Net asset value, end of period	$ 10.10
Total Return B, C, D	18.27%
Ratios to Average Net Assets F, J
Expenses before reductions	1.29% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.23% A
Net investment income (loss)	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,218
Portfolio turnover rate G	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended October 31,

2009 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.00 L
Net realized and unrealized gain (loss)	1.54 H
Total from investment operations	1.54
Net asset value, end of period	$ 10.08
Total Return B, C, D	18.03%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.58% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.48% A
Net investment income (loss)	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,639
Portfolio turnover rate G	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended October 31,

2009 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	1.54 H
Total from investment operations	1.52
Net asset value, end of period	$ 10.06
Total ReturnB, C, D	17.80%
Ratios to Average Net AssetsF, J
Expenses before reductions	2.05% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	1.98% A
Net investment income (loss)	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,717
Portfolio turnover rate G	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended October 31,

2009 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	1.54 H
Total from investment operations	1.52
Net asset value, end of period	$ 10.06
Total ReturnB, C, D	17.80%
Ratios to Average Net AssetsF, J
Expenses before reductions	2.02% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	1.98% A
Net investment income (loss)	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,156
Portfolio turnover rate G	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Tax Managed Stock

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 16.66	$ 13.77	$ 12.14	$ 10.19
Income from Investment Operations
Net investment income (loss) B	.10	.09	.09	.05	.04
Net realized and unrealized gain (loss)	.17 E	(6.76)	2.85	1.63	1.94
Total from investment operations	.27	(6.67)	2.94	1.68	1.98
Distributions from net investment income	(.09)	(.08)	(.06)	(.05)	(.03)
Redemption fees added to paid in capital B	.01	.02	.01	- H	- H
Net asset value, end of period	$ 10.12	$ 9.93	$ 16.66	$ 13.77	$ 12.14
Total Return A	2.92%	(40.12)%	21.51%	13.87%	19.46%
Ratios to Average Net Assets C, F
Expenses before reductions	1.00%	.84%	.84%	.89%	.91%
Expenses net of fee waivers, if any	.93%	.84%	.84%	.89%	.91%
Expenses net of all reductions	.91%	.84%	.84%	.87%	.86%
Net investment income (loss)	1.12%	.62%	.59%	.41%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,112	$ 128,138	$ 98,393	$ 68,822	$ 57,167
Portfolio turnover rate D	249% G	224%	131%	178%	179%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended October 31,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	1.54 G
Total from investment operations	1.57
Net asset value, end of period	$ 10.11
Total Return B, C	18.38%
Ratios to Average Net Assets E, I
Expenses before reductions	1.04% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	.98% A
Net investment income (loss)	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 862
Portfolio turnover rate F	249% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2009

1. Organization.

Fidelity Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class B, Class C, Tax Managed Stock, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares and the existing class was designated Tax Managed Stock on April 21, 2009. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end

Annual Report

3. Significant Accounting Policies - continued

through the date that the financial statements were issued, December 14, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,272,700
Gross unrealized depreciation	(3,585,350)
Net unrealized appreciation (depreciation)	$ 7,687,350

Tax Cost	$ 91,610,598

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 686,261
Capital loss carryforward	$ (79,017,954)
Net unrealized appreciation (depreciation)	$ 7,625,778

The tax character of distributions paid was as follows:

	October 31, 2009	October 31, 2008
Ordinary Income	$ 1,093,395	$ 449,414

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held in the Fund less than two years are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital. In January 2009, the Board of Trustees approved the removal of the redemption fee beginning February 2, 2009 for shares redeemed from accounts held directly with Fidelity, and on or before March 2, 2009 for shares redeemed through intermediaries.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

Annual Report

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 146,242	$ 589,782
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 146,242	$ 589,782

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $146,242 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $589,782 for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $257,529,981 and $302,913,785, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 12,055	$ 451
Class T	.25%	.25%	11,842	-
Class B	.75%	.25%	8,741	6,678
Class C	.75%	.25%	27,758	5,177
			$ 60,396	$ 12,306

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,792
Class T	1,306
Class B*	4,044
Class C*	864
$ 10,006

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 11,205.23
Class T	6,430.27
Class B	2,251.26
Class C	6,346.23
Tax Managed Stock	208,243.22
Institutional Class	1,048.22
	$ 235,523

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,431 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $581 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $13,548.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Tax Managed Stock operating expenses. During the period, this reimbursement reduced the class' expenses by $63,907.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 2,144
Class T	1.50%	1,828
Class B	2.00%	485
Class C	2.00%	734
Institutional Class	1.00%	183
		$ 5,374

Annual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,962 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2009	2008
From net investment income
Tax Managed Stock	$ 1,093,395	$ 449,414

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2009 A	2008	2009 A	2008
Class A
Shares sold	66,311	-	$ 629,136	$ -
Issued in exchange for shares of Tax Managed Stock	1,033,129	-	8,977,912	-
Shares redeemed	(186,601)	-	(1,787,870)	-
Net increase (decrease)	912,839	-	$ 7,819,178	$ -
Class T
Shares sold	36,246	-	$ 330,380	$ -
Issued in exchange for shares of Tax Managed Stock	479,321	-	4,165,302	-
Shares redeemed	(55,505)	-	(524,353)	-
Net increase (decrease)	460,062	-	$ 3,971,329	$ -
Class B
Shares sold	23,375	-	$ 213,537	$ -
Issued in exchange for shares of Tax Managed Stock	176,977	-	1,537,928	-
Shares redeemed	(29,673)	-	(290,037)	-
Net increase (decrease)	170,679	-	$ 1,461,428	$ -
Class C
Shares sold	23,045	-	$ 205,990	$ -
Issued in exchange for shares of Tax Managed Stock	604,806	-	5,255,763	-
Shares redeemed	(115,210)	-	(1,090,928)	-
Net increase (decrease)	512,641	-	$ 4,370,825	$ -

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2009 A	2008	2009 A	2008
Tax Managed Stock
Shares sold	2,061,057	8,838,597	$ 17,806,776	$ 126,169,743
Reinvestment of distributions	111,863	24,218	965,374	394,019
Shares redeemed	(7,552,684)	(1,869,319)	(67,209,833)	(23,887,432)
Net increase (decrease)	(5,379,764)	6,993,496	$ (48,437,683)	$ 102,676,330
Institutional Class
Shares sold	13,005	-	$ 112,743	$ -
Issued in exchange for shares of Tax Managed Stock	104,222	-	905,687	-
Shares redeemed	(31,967)	-	(293,055)	-
Net increase (decrease)	85,260	-	$ 725,375	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On April 24, 2009, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Tax Managed Stock Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees on January 14, 2009. The acquisition was accomplished by an exchange of 1,033,129 Class A shares, 479,321 Class T shares, 176,977 Class B shares, 604,806 Class C Shares and 104,222 Institutional Class shares of the Fund, respectively, for 1,086,445 Class A shares, 512,502 Class T shares, 196,476 Class B shares, 671,670 Class C shares and 107,837 Institutional Class shares then outstanding (valued at $8.26, $8.13, $7.83, $7.82 and $8.40 per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including $668,450 of unrealized depreciation, were combined with the Fund's net assets of $106,937,918 for total net assets after the acquisition of $127,780,510.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Beacon Street Trust and the Shareholders of Fidelity Tax Managed Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Tax Managed Stock Fund (a fund of Fidelity Beacon Street Trust) at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Tax Managed Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 14, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1991

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Tax Managed Stock Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	12/07/09	12/04/09	$0.092	$0.005

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax Managed Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The Board also considered that Advisor classes of the fund commenced operations on April 21, 2009 in connection with the merger of Fidelity Advisor Tax Managed Stock Fund into the fund.

Annual Report

Fidelity Tax Managed Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Tax Managed Stock Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Fidelity Tax Managed Stock (retail class) ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ATMGI-UANN-1209
1.889776.100

Item 2. Code of Ethics

As of the end of the period, October 31, 2009, Fidelity Beacon Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Tax Managed Stock Fund (the "Fund"):

Services Billed by PwC

October 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax Managed Stock Fund	$38,000	$-	$3,200	$1,500

October 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax Managed Stock Fund	$35,000	$-	$3,900	$1,600

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	October 31, 2009A	October 31, 2008A
Audit-Related Fees	$2,825,000	$2,295,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	October 31, 2009 A	October 31, 2008 A,B
PwC	$3,455,000	$3,110,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 29, 2009